Inventories	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Inventories	3.2 Inventories

(CHF in millions)	6/30/2023	12/31/2022

Shoes	386.8	344.7
Apparel	41.9	43.5
Accessories	9.7	8.3
Other	0.2	0.2
Allowances	(2.8)	(1.1)
Inventories	435.9	395.6